Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payables	$ 402,115	$ 599,895
Security deposit payable	2,191,991
Professional fee and others	444,130	486,299
Accrued expenses and other current liabilities	$ 3,038,236	$ 1,086,194